S-K 1604(c) De-SPAC Dilution	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value	$ (16,564)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.6)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 10.6
No Redemption [Member] | Melar’s net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,482,000)
No Redemption [Member] | Everli’s net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	(52,779,000)
No Redemption [Member] | Transaction expenses to be incurred at Closing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(6,593,000)
No Redemption [Member] | Reclassification of Everli derivative liability under Yorkville Note Purchase Agreement to equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	6,501,000
No Redemption [Member] | Reclassification of shares subject to redemption to equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	42,874,000
No Redemption [Member] | Deferred underwriting commissions – contractually waived [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted
No Redemption [Member] | Other adjustments for the pro-forma consolidation [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(85,000)
No Redemption [Member] | Costs recorded at issuance for the YA Fourth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(425,000)
No Redemption [Member] | Amortization of deferred financing costs for the issuance of YA Fourth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(2,575,000)
No Redemption [Member] | Excluding conversion of Bridge Financing and PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(16,564,000)
No Redemption [Member] | PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	30,000,000
No Redemption [Member] | Conversion of principal amount of the Bridge Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	7,500,000
No Redemption [Member] | Costs assumed to be recorded for the issuance of YA Fifth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(1,488,000)
No Redemption [Member] | Including Conversion of Bridge Financing, Pipe Investment And Issuance of Ya Fifth Convertible Not [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	19,448,000
No Redemption [Member] | Melar Public Shares valuation based on offering price of the securities in the Melar IPO [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	39,239,230
No Redemption [Member] | Melar Public Shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	3,923,923
No Redemption [Member] | Melar Founder Shares valuation based on offering price of the securities in the Melar IPO [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	56,216,220
No Redemption [Member] | Melar Founder Shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 5,621,622
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value	$ (37,144)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (1.45)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 11.45
Redemption at 50 Percent of Maximum [Member] | Melar’s net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,482,000)
Redemption at 50 Percent of Maximum [Member] | Everli’s net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	(52,779,000)
Redemption at 50 Percent of Maximum [Member] | Transaction expenses to be incurred at Closing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(6,593,000)
Redemption at 50 Percent of Maximum [Member] | Reclassification of Everli derivative liability under Yorkville Note Purchase Agreement to equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	6,501,000
Redemption at 50 Percent of Maximum [Member] | Reclassification of shares subject to redemption to equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	21,437,000
Redemption at 50 Percent of Maximum [Member] | Deferred underwriting commissions – contractually waived [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	858,000
Redemption at 50 Percent of Maximum [Member] | Other adjustments for the pro-forma consolidation [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(85,000)
Redemption at 50 Percent of Maximum [Member] | Costs recorded at issuance for the YA Fourth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(425,000)
Redemption at 50 Percent of Maximum [Member] | Amortization of deferred financing costs for the issuance of YA Fourth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(2,575,000)
Redemption at 50 Percent of Maximum [Member] | Excluding conversion of Bridge Financing and PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(37,143,000)
Redemption at 50 Percent of Maximum [Member] | PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	30,000,000
Redemption at 50 Percent of Maximum [Member] | Conversion of principal amount of the Bridge Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	7,500,000
Redemption at 50 Percent of Maximum [Member] | Costs assumed to be recorded for the issuance of YA Fifth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(1,488,000)
Redemption at 50 Percent of Maximum [Member] | Including Conversion of Bridge Financing, Pipe Investment And Issuance of Ya Fifth Convertible Not [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(1,131,000)
Redemption at 50 Percent of Maximum [Member] | Melar Public Shares valuation based on offering price of the securities in the Melar IPO [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	19,619,615
Redemption at 50 Percent of Maximum [Member] | Melar Public Shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	1,961,962
Redemption at 50 Percent of Maximum [Member] | Melar Founder Shares valuation based on offering price of the securities in the Melar IPO [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	56,216,220
Redemption at 50 Percent of Maximum [Member] | Melar Founder Shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 5,621,622
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value	$ (48,123)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (1.96)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 11.96
Redemption at 100 Percent of Maximum [Member] | Melar’s net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (3,482,000)
Redemption at 100 Percent of Maximum [Member] | Everli’s net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(52,779,000)
Redemption at 100 Percent of Maximum [Member] | Transaction expenses to be incurred at Closing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(6,593,000)
Redemption at 100 Percent of Maximum [Member] | Reclassification of Everli derivative liability under Yorkville Note Purchase Agreement to equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	6,501,000
Redemption at 100 Percent of Maximum [Member] | Reclassification of shares subject to redemption to equity [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	10,000,000
Redemption at 100 Percent of Maximum [Member] | Deferred underwriting commissions – contractually waived [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	1,315,000
Redemption at 100 Percent of Maximum [Member] | Other adjustments for the pro-forma consolidation [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(85,000)
Redemption at 100 Percent of Maximum [Member] | Costs recorded at issuance for the YA Fourth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(425,000)
Redemption at 100 Percent of Maximum [Member] | Amortization of deferred financing costs for the issuance of YA Fourth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(2,575,000)
Redemption at 100 Percent of Maximum [Member] | Excluding conversion of Bridge Financing and PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(48,123,000)
Redemption at 100 Percent of Maximum [Member] | PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	30,000,000
Redemption at 100 Percent of Maximum [Member] | Conversion of principal amount of the Bridge Financing [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	7,500,000
Redemption at 100 Percent of Maximum [Member] | Costs assumed to be recorded for the issuance of YA Fifth Convertible Note [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(1,488,000)
Redemption at 100 Percent of Maximum [Member] | Including Conversion of Bridge Financing, Pipe Investment And Issuance of Ya Fifth Convertible Not [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(12,111,000)
Redemption at 100 Percent of Maximum [Member] | Melar Public Shares valuation based on offering price of the securities in the Melar IPO [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	9,152,140
Redemption at 100 Percent of Maximum [Member] | Melar Public Shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	915,214
Redemption at 100 Percent of Maximum [Member] | Melar Founder Shares valuation based on offering price of the securities in the Melar IPO [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	56,216,220
Redemption at 100 Percent of Maximum [Member] | Melar Founder Shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 5,621,622
Melar IPO [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value	$ 19,448
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 0.62
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	9.38
Melar IPO [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value	$ (1,131)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.04)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	10.04
Melar IPO [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value	$ (12,111)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.43)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 10.43